Long Term Loan to a Third-Party (Tables)	6 Months Ended
Jun. 30, 2024
Long Term Loan to a Third-Party [Abstract]
Schedule of Long Term Loan to a Third-Party	Long term loan to a third-party consisted of the following:
	June 30, 2024	December 31, 2023
Long term loan to a third-party	$1,999,507	$2,066,822
Total long term loan to a third-party	$1,999,507	$2,066,822

Current portion of loan to a third-party	1,999,507	-

Non-current portion of loan to a third-party	-	2,066,822